RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

12.    RELATED PARTY TRANSACTIONS AND BALANCES

Related parties are defined as management and shareholders of the Company and/or members of their immediate family and/or other companies and/or entities in which a board member or senior officer is a principal owner or senior executive. Other than disclosed elsewhere in the consolidated financial statements, related party transactions and balances are as follows:

Mercer Park, L.P., a company owned by a former executive of Ayr, entered into a month-to-month management agreement with the Company dated May 24, 2019. The management fee is paid monthly and varies based on actual costs incurred by the related entity when providing the Company administrative support. In addition, the management fees paid to the related party also reimbursed them for other corporate or centralized expenses based on actual cost, including but not limited to legal and professional fees, software, and insurance. Lease fees included in the operating lease during the years ended December 31, 2024 and 2023, were $914 and $858, respectively.

During the years ended December 31, 2024 and 2023, the Company incurred fees from a company partially owned by a board member of Ayr. The total incurred fees were $nil and $54 of office expenses, and $nil and $24 of development fees, $1,257 and $1,083 of rental fees, and $9 and $83 of interest expense, respectively, for the years ended December 31, 2024 and 2023.

In addition to the fees above, on May 11, 2023, the Company reached an agreement to amend the terms of contingent consideration under the membership interest purchase agreement of Sira Naturals, Inc. (“Sira”), owned by the board member. The amendment for Sira represents a two-year deferral of the $27,500 of proceeds payable from the original May 2024 payment date, with an annual interest rate of 6.0% and 10% annual amortization payments. The deferred payment is classified within accrued liabilities and other long-term liabilities. The Company incurred $1,006 and $nil, of interest expense, respectively, for the years ended December 31, 2024 and 2023.

12.    RELATED PARTY TRANSACTIONS AND BALANCES (Continued)

As part of the debt restructuring agreement dated February 7, 2024, the Majority Noteholders were granted the annual right to appoint one independent director (who must not be affiliated with a competitor) to the Company’s Board of Directors, provided they continue to hold a majority of the aggregate principal amount of the 13% Senior Notes. The appointed director is recognized as one of the beneficial holders of the 13% Senior Notes. Subsequent to year-end, this director transitioned from a board member to a board observer. See Note 13 for further details on the debt restructuring agreement.

Refer below to the debts payable note for additional information regarding the debts payable to related parties, for the years ended December 31, 2024 and 2023.